Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2024
T05-NPRT1-1224
1.9584811.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 20.1%
Biotechnology – 20.1%
4D Molecular Therapeutics, Inc. (a)	11,527	$92,331
89bio, Inc. (a)	31,741	246,945
AbbVie, Inc.	805,982	164,315,550
ACADIA Pharmaceuticals, Inc. (a)	48,494	707,527
ADMA Biologics, Inc. (a)	100,121	1,632,974
Agios Pharmaceuticals, Inc. (a)	23,072	1,025,089
Akero Therapeutics, Inc. (a)	22,146	682,761
Akouos, Inc. (a)	11,863	2,135
Alector, Inc. (a)	32,177	158,311
Alkermes PLC (a)	73,250	1,882,525
Allogene Therapeutics, Inc. (a)	66,596	170,153
Alnylam Pharmaceuticals, Inc. (a)	57,733	15,391,040
Altimmune, Inc. (a)	32,289	217,628
Amgen, Inc.	244,843	78,388,935
Amicus Therapeutics, Inc. (a)	100,637	1,149,275
AnaptysBio, Inc. (a)	6,170	133,457
Apellis Pharmaceuticals, Inc. (a)	35,841	977,026
Apogee Therapeutics, Inc. (a)	8,818	458,889
Arbutus Biopharma Corp. (a)	64,753	248,975
Arcellx, Inc. (a)	14,565	1,227,393
Arcturus Therapeutics Holdings, Inc. (a)	10,887	193,027
Arcus Biosciences, Inc. (a)	23,415	358,250
Arcutis Biotherapeutics, Inc. (a)	47,154	391,850
Ardelyx, Inc. (a)	105,905	621,662
Arrowhead Pharmaceuticals, Inc. (a)	51,111	982,865
ARS Pharmaceuticals, Inc. (a)	16,731	246,280
Astria Therapeutics, Inc. (a)	13,811	154,407
Aurinia Pharmaceuticals, Inc. (a)	60,798	438,354
Avid Bioservices, Inc. (a)	28,021	279,089
Avidity Biosciences, Inc. (a)	36,170	1,528,544
Beam Therapeutics, Inc. (a)	31,581	691,940
BioCryst Pharmaceuticals, Inc. (a)	84,786	679,136
Biogen, Inc. (a)	66,424	11,557,776
Biohaven Ltd. (a)	32,288	1,606,651
BioMarin Pharmaceutical, Inc. (a)	86,848	5,722,415
Blueprint Medicines Corp. (a)	27,224	2,382,372
Bridgebio Pharma, Inc. (a)	51,436	1,204,117
CareDx, Inc. (a)	22,669	501,665
Cargo Therapeutics, Inc. (a)	6,589	128,486
Catalyst Pharmaceuticals, Inc. (a)	48,302	1,052,984
Celldex Therapeutics, Inc. (a)	27,280	710,917
CG oncology, Inc. (a)	7,635	271,272
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	28,393	326,236
Crinetics Pharmaceuticals, Inc. (a)	36,977	2,069,233
CRISPR Therapeutics AG (a)	36,771	1,705,807
Cullinan Therapeutics, Inc. (a)	17,418	270,850
Cytokinetics, Inc. (a)	50,452	2,573,052

	Shares	Value

Day One Biopharmaceuticals, Inc. (a)	26,502	$390,109
Denali Therapeutics, Inc. (a)	58,702	1,523,904
Dianthus Therapeutics, Inc. (a)	4,008	111,663
Disc Medicine, Inc. (a)	8,142	364,924
Dynavax Technologies Corp. (a)	56,029	663,944
Dyne Therapeutics, Inc. (a)	24,545	708,369
Editas Medicine, Inc. (a)	37,882	109,858
Entrada Therapeutics, Inc. (a)	8,350	143,119
Erasca, Inc. (a)	77,238	200,046
Exact Sciences Corp. (a)	84,376	5,816,038
Exelixis, Inc. (a)	119,655	3,972,546
Fate Therapeutics, Inc. (a)	41,489	98,329
Geron Corp. (a)	204,162	839,106
Gilead Sciences, Inc.	568,634	50,506,072
GRAIL, Inc. (a)	12,063	163,695
Halozyme Therapeutics, Inc. (a)	57,883	2,927,143
Humacyte, Inc. (a)	38,115	192,481
Ideaya Biosciences, Inc. (a)	31,164	877,267
ImmunityBio, Inc. (a)	62,096	323,520
Immunome, Inc. (a)	18,336	210,314
Immunovant, Inc. (a)	23,864	698,261
Incyte Corp. (a)	74,483	5,520,680
Insmed, Inc. (a)	70,872	4,768,268
Intellia Therapeutics, Inc. (a)	41,775	594,040
Ionis Pharmaceuticals, Inc. (a)	59,814	2,296,259
Iovance Biotherapeutics, Inc. (a)	90,871	948,693
Ironwood Pharmaceuticals, Inc. (a)	64,787	255,909
iTeos Therapeutics, Inc. (a)	10,274	86,815
Janux Therapeutics, Inc. (a)	9,388	506,858
Keros Therapeutics, Inc. (a)	13,161	763,864
Kiniksa Pharmaceuticals International PLC (a)	18,248	412,222
Krystal Biotech, Inc. (a)	9,153	1,579,167
Kura Oncology, Inc. (a)	20,889	349,264
Kymera Therapeutics, Inc. (a)	15,432	712,495
Lexicon Pharmaceuticals, Inc. (a)	74,412	145,103
Lyell Immunopharma, Inc. (a)	55,510	53,306
Madrigal Pharmaceuticals, Inc. (a)	5,870	1,522,326
MannKind Corp. (a)	124,052	877,048
Merus NV (a)	20,034	1,000,298
MiMedx Group, Inc. (a)	55,677	381,387
Mirum Pharmaceuticals, Inc. (a)	16,160	621,514
Moderna, Inc. (a)	148,620	8,078,983
MoonLake Immunotherapeutics (a)	10,080	467,914
Myriad Genetics, Inc. (a)	41,476	910,813
Natera, Inc. (a)	53,140	6,427,814
Neurocrine Biosciences, Inc. (a)	46,049	5,538,313
Newamsterdam Pharma Co. NV (a)	8,136	138,475
Novavax, Inc. (a)	57,460	552,191
Nurix Therapeutics, Inc. (a)	25,028	615,188
Nuvalent, Inc. Class A (a)	13,405	1,186,208

Quarterly Report	2

Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Olema Pharmaceuticals, Inc. (a)		14,555	$167,819
ORIC Pharmaceuticals, Inc. (a)		15,344	143,927
Perspective Therapeutics, Inc. (a)		21,596	255,049
Praxis Precision Medicines, Inc. (a)		5,877	411,331
Protagonist Therapeutics, Inc. (a)		19,952	914,600
Prothena Corp. PLC (a)		15,890	270,130
PTC Therapeutics, Inc. (a)		31,447	1,255,364
Radius Health, Inc. (a)		20,244	0
Recursion Pharmaceuticals, Inc. Class A (a)		83,648	528,655
Regeneron Pharmaceuticals, Inc. (a)		49,459	41,456,534
REGENXBIO, Inc. (a)		18,843	161,861
Relay Therapeutics, Inc. (a)		53,170	299,613
Replimune Group, Inc. (a)		15,447	181,657
REVOLUTION Medicines, Inc. (a)		52,571	2,812,548
Rhythm Pharmaceuticals, Inc. (a)		20,655	985,863
Rocket Pharmaceuticals, Inc. (a)		28,833	480,069
Roivant Sciences Ltd. (a)		168,942	1,951,280
Sage Therapeutics, Inc. (a)		20,562	125,017
Sana Biotechnology, Inc. (a)		53,345	186,708
Sarepta Therapeutics, Inc. (a)		38,896	4,900,896
Savara, Inc. (a)		45,003	163,586
Scholar Rock Holding Corp. (a)		26,705	759,490
Soleno Therapeutics, Inc. (a)		8,445	464,982
SpringWorks Therapeutics, Inc. (a)		25,220	759,879
Spyre Therapeutics, Inc. (a)		11,624	378,129
Stoke Therapeutics, Inc. (a)		13,114	162,089
Syndax Pharmaceuticals, Inc. (a)		34,792	656,177
Tango Therapeutics, Inc. (a)		20,855	113,347
TG Therapeutics, Inc. (a)		67,287	1,686,212
Travere Therapeutics, Inc. (a)		30,044	525,770
Twist Bioscience Corp. (a)		26,465	1,068,127
Tyra Biosciences, Inc. (a)		6,024	100,480
Ultragenyx Pharmaceutical, Inc. (a)		37,269	1,900,346
United Therapeutics Corp. (a)		19,261	7,203,036
UroGen Pharma Ltd. (a)		13,188	161,685
Vaxcyte, Inc. (a)		42,113	4,478,718
Vera Therapeutics, Inc. (a)		16,118	650,845
Veracyte, Inc. (a)		34,603	1,167,505
Vericel Corp. (a)		21,361	940,738
Vertex Pharmaceuticals, Inc. (a)		117,778	56,059,972
Verve Therapeutics, Inc. (a)		28,240	161,815
Viking Therapeutics, Inc. (a)		45,375	3,291,502
Vir Biotechnology, Inc. (a)		42,596	319,044
Viridian Therapeutics, Inc. (a)		25,134	542,140
Xencor, Inc. (a)		27,996	588,196
Xenon Pharmaceuticals, Inc. (a)		29,215	1,201,029
Y-mAbs Therapeutics, Inc. (a)		13,977	202,806
Zymeworks, Inc. (a)		19,737	270,397
TOTAL BIOTECHNOLOGY	569,377,242

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 20.2%
Health Care Equipment – 18.8%
Abbott Laboratories	794,010	$90,016,914
Alphatec Holdings, Inc. (a)	47,977	376,619
Artivion, Inc. (a)	17,309	455,746
AtriCure, Inc. (a)	21,606	716,887
Axonics, Inc. (a)	23,142	1,626,883
Baxter International, Inc.	232,434	8,297,894
Becton Dickinson & Co.	131,908	30,812,390
Boston Scientific Corp. (a)	671,025	56,379,520
CONMED Corp.	13,962	952,767
Dexcom, Inc. (a)	181,459	12,789,230
Edwards Lifesciences Corp. (a)	275,043	18,430,631
Enovis Corp. (a)	24,973	1,030,636
Envista Holdings Corp. (a)	78,195	1,639,749
GE HealthCare Technologies, Inc.	197,924	17,288,661
Glaukos Corp. (a)	23,113	3,056,694
Globus Medical, Inc. Class A (a)	51,490	3,786,575
Hologic, Inc. (a)	106,367	8,601,899
IDEXX Laboratories, Inc. (a)	37,697	15,339,663
Inari Medical, Inc. (a)	23,959	1,159,616
Inspire Medical Systems, Inc. (a)	13,574	2,647,473
Insulet Corp. (a)	31,952	7,397,847
Integer Holdings Corp. (a)	15,194	1,887,855
Integra LifeSciences Holdings Corp. (a)	30,341	569,197
Intuitive Surgical, Inc. (a)	161,894	81,568,673
iRadimed Corp.	3,363	165,695
iRhythm Technologies, Inc. (a)	14,247	1,032,053
LeMaitre Vascular, Inc.	9,370	828,214
LivaNova PLC (a)	24,750	1,277,595
Masimo Corp. (a)	20,704	2,981,583
Medtronic PLC	585,257	52,234,187
Novocure Ltd. (a)	46,994	713,369
Omnicell, Inc. (a)	20,681	1,005,924
Orthofix Medical, Inc. (a)	15,197	246,039
Paragon 28, Inc. (a)	20,711	109,768
Penumbra, Inc. (a)	16,859	3,858,519
PROCEPT BioRobotics Corp. (a)	22,362	2,012,580
Pulse Biosciences, Inc. (a)	8,415	146,673
QuidelOrtho Corp. (a)	26,033	990,556
ResMed, Inc.	67,053	16,258,341
SI-BONE, Inc. (a)	17,325	239,085
STERIS PLC	45,209	10,029,617
Stryker Corp.	156,487	55,753,188
Tandem Diabetes Care, Inc. (a)	29,310	919,455
Teleflex, Inc.	21,511	4,325,002
TransMedics Group, Inc. (a)	14,989	1,228,648
Treace Medical Concepts, Inc. (a)	20,638	96,173
Varex Imaging Corp. (a)	18,322	240,568
Zimmer Biomet Holdings, Inc.	93,829	10,032,197
		533,555,048
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – 1.4%
Align Technology, Inc. (a)		32,595	$6,682,953
Avanos Medical, Inc. (a)		21,043	393,083
Cooper Cos., Inc. (a)		90,791	9,504,002
Dentsply Sirona, Inc.		94,513	2,189,866
Embecta Corp.		25,657	361,251
Establishment Labs Holdings, Inc. (a)		8,631	371,910
Haemonetics Corp. (a)		23,096	1,643,511
ICU Medical, Inc. (a)		10,586	1,807,348
Lantheus Holdings, Inc. (a)		31,696	3,481,489
Merit Medical Systems, Inc. (a)		26,520	2,616,463
Neogen Corp. (a)		93,820	1,339,750
OrthoPediatrics Corp. (a)		7,727	204,997
RxSight, Inc. (a)		15,122	766,080
Solventum Corp. (a)		67,240	4,880,279
STAAR Surgical Co. (a)		17,525	508,050
UFP Technologies, Inc. (a)		3,351	894,717
			37,645,749
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	571,200,797
HEALTH CARE PROVIDERS & SERVICES – 19.9%
Health Care Distributors – 2.3%
AdaptHealth Corp. (a)		39,580	407,278
Cardinal Health, Inc.		111,172	12,064,385
Cencora, Inc.		81,928	18,686,138
Henry Schein, Inc. (a)		58,579	4,114,003
McKesson Corp.		59,201	29,635,429
Owens & Minor, Inc. (a)		33,146	421,286
Patterson Cos., Inc.		36,758	772,286
			66,100,805
Health Care Facilities – 2.1%
Acadia Healthcare Co., Inc. (a)		42,402	1,810,141
Brookdale Senior Living, Inc. (a)		85,169	534,010
Community Health Systems, Inc. (a)		57,078	231,166
Encompass Health Corp.		45,862	4,561,434
Ensign Group, Inc.		26,032	4,034,700
HCA Healthcare, Inc.		89,658	32,163,911
National HealthCare Corp.		6,381	740,387
PACS Group, Inc. (a)		13,945	595,173
Select Medical Holdings Corp.		50,078	1,606,502
Surgery Partners, Inc. (a)		31,642	911,290
Tenet Healthcare Corp. (a)		44,668	6,924,433
U.S. Physical Therapy, Inc.		6,889	552,360
Universal Health Services, Inc. Class B		27,184	5,553,963
			60,219,470
Health Care Services – 4.1%
Addus HomeCare Corp. (a)		8,283	1,030,571
agilon health, Inc. (a)		138,393	352,902

		Shares	Value

Amedisys, Inc. (a)		14,921	$1,411,527
AMN Healthcare Services, Inc. (a)		17,221	653,365
Astrana Health, Inc. (a)		20,195	1,086,087
BrightSpring Health Services, Inc. (a)		27,408	410,298
Castle Biosciences, Inc. (a)		12,375	429,041
Chemed Corp.		6,589	3,559,641
Cigna Group		129,659	40,817,950
CorVel Corp. (a)		4,304	1,281,817
Cross Country Healthcare, Inc. (a)		15,923	181,681
CVS Health Corp.		572,980	32,350,451
DaVita, Inc. (a)		24,045	3,361,731
Enhabit, Inc. (a)		19,248	132,619
Fulgent Genetics, Inc. (a)		8,435	180,931
GeneDx Holdings Corp. (a)		4,778	390,315
Guardant Health, Inc. (a)		55,481	1,213,924
Hims & Hers Health, Inc. (a)		65,657	1,236,321
Labcorp Holdings, Inc.		38,487	8,785,427
LifeStance Health Group, Inc. (a)		61,199	410,645
National Research Corp.		6,912	125,315
NeoGenomics, Inc. (a)		58,257	791,713
OPKO Health, Inc. (a)		158,835	239,841
Option Care Health, Inc. (a)		79,081	1,822,026
Pediatrix Medical Group, Inc. (a)		39,635	488,303
Pennant Group, Inc. (a)		15,310	489,461
Premier, Inc. Class A		47,932	965,830
Privia Health Group, Inc. (a)		44,170	810,961
Quest Diagnostics, Inc.		50,673	7,845,701
R1 RCM, Inc. (a)		76,049	1,084,459
RadNet, Inc. (a)		28,559	1,857,477
			115,798,331
Managed Health Care – 11.4%
Alignment Healthcare, Inc. (a)		42,123	522,325
Centene Corp. (a)		243,571	15,164,730
Clover Health Investments Corp. (a)		176,738	728,161
Elevance Health, Inc.		106,083	43,044,238
HealthEquity, Inc. (a)		39,850	3,397,213
Humana, Inc.		55,038	14,190,448
Molina Healthcare, Inc. (a)		26,710	8,579,786
Progyny, Inc. (a)		39,533	594,972
UnitedHealth Group, Inc.		420,087	237,139,111
			323,360,984
TOTAL HEALTH CARE PROVIDERS & SERVICES	565,479,590
HEALTH CARE TECHNOLOGY – 0.7%
Health Care Technology – 0.7%
Certara, Inc. (a)		50,680	516,936
Definitive Healthcare Corp. (a)		23,136	96,014
Doximity, Inc. Class A (a)		50,738	2,117,804
Evolent Health, Inc. Class A (a)		45,198	1,055,373
GoodRx Holdings, Inc. Class A (a)		36,252	221,862

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
HealthStream, Inc.		11,095	$324,362
Phreesia, Inc. (a)		25,268	462,152
Schrodinger, Inc. (a)		28,752	505,892
Simulations Plus, Inc.		7,653	208,315
Teladoc Health, Inc. (a)		77,830	700,470
Veeva Systems, Inc. Class A (a)		70,093	14,637,521
TOTAL HEALTH CARE TECHNOLOGY	20,846,701
LIFE SCIENCES TOOLS & SERVICES – 10.2%
Life Sciences Tools & Services – 10.2%
10X Genomics, Inc. Class A (a)		43,348	694,868
Agilent Technologies, Inc.		133,168	17,353,122
Avantor, Inc. (a)		310,522	6,946,377
Azenta, Inc. (a)		22,285	915,691
BioLife Solutions, Inc. (a)		17,229	403,159
Bio-Rad Laboratories, Inc. Class A (a)		9,084	3,253,798
Bio-Techne Corp.		72,092	5,316,785
Bruker Corp.		48,470	2,743,887
Charles River Laboratories International, Inc. (a)		23,560	4,207,345
CryoPort, Inc. (a)		22,161	147,592
Cytek Biosciences, Inc. (a)		52,758	260,888
Danaher Corp.		304,262	74,745,003
Fortrea Holdings, Inc. (a)		39,145	658,419
Illumina, Inc. (a)		72,645	10,471,050
IQVIA Holdings, Inc. (a)		83,161	17,116,197
Maravai LifeSciences Holdings, Inc. Class A (a)		51,615	382,467
MaxCyte, Inc. (a)		45,013	161,147
Medpace Holdings, Inc. (a)		11,986	3,766,241
Mesa Laboratories, Inc.		2,346	267,538
Mettler-Toledo International, Inc. (a)		9,748	12,591,979
OmniAb, Inc. (a)		41,047	167,882
OmniAb, Inc. (a)		3,335	9,538
OmniAb, Inc. (a)		3,335	8,738
Pacific Biosciences of California, Inc. (a)		108,614	235,692
Quanterix Corp. (a)		16,356	216,145
Repligen Corp. (a)		24,230	3,253,362
Revvity, Inc.		56,342	6,681,598
Sotera Health Co. (a)		64,463	1,010,135
Standard BioTools, Inc. (a)		113,312	222,091
Thermo Fisher Scientific, Inc.		174,223	95,181,509
Waters Corp. (a)		27,069	8,746,265
West Pharmaceutical Services, Inc.		33,246	10,237,441
TOTAL LIFE SCIENCES TOOLS & SERVICES	288,373,949

	Shares	Value
PHARMACEUTICALS – 28.6%
Pharmaceuticals – 28.6%
Amneal Pharmaceuticals, Inc. (a)	55,900	$473,473
Amphastar Pharmaceuticals, Inc. (a)	17,648	891,753
ANI Pharmaceuticals, Inc. (a)	7,877	450,919
Arvinas, Inc. (a)	21,776	575,540
Avadel Pharmaceuticals PLC (a)	35,176	544,173
Axsome Therapeutics, Inc. (a)	14,265	1,270,013
Bristol-Myers Squibb Co.	925,215	51,599,241
Cassava Sciences, Inc. (a)	20,826	537,415
Catalent, Inc. (a)	82,422	4,829,929
Collegium Pharmaceutical, Inc. (a)	14,755	503,736
Corcept Therapeutics, Inc. (a)	42,638	2,087,983
Edgewise Therapeutics, Inc. (a)	17,032	571,764
Elanco Animal Health, Inc. (a)	225,332	2,848,196
Eli Lilly & Co.	368,721	305,942,563
Enliven Therapeutics, Inc. (a)	8,559	238,368
Evolus, Inc. (a)	21,492	350,749
EyePoint Pharmaceuticals, Inc. (a)	22,474	264,294
Harmony Biosciences Holdings, Inc. (a)	14,018	450,398
Harrow, Inc. (a)	13,749	619,530
Innoviva, Inc. (a)	25,480	498,389
Intra-Cellular Therapies, Inc. (a)	43,471	3,684,167
Jazz Pharmaceuticals PLC (a)	27,383	3,012,952
Johnson & Johnson	1,098,461	175,599,975
Ligand Pharmaceuticals, Inc. (a)	8,219	868,748
Liquidia Corp. (a)	19,958	216,544
Longboard Pharmaceuticals, Inc. (a)	15,094	901,414
Merck & Co., Inc.	1,156,033	118,285,297
Mind Medicine MindMed, Inc. (a)	25,676	161,759
Nuvation Bio, Inc. (a)	70,714	156,278
Ocular Therapeutix, Inc. (a)	45,850	482,801
Organon & Co.	117,011	2,197,467
Pacira BioSciences, Inc. (a)	20,831	345,795
Perrigo Co. PLC	61,894	1,586,343
Pfizer, Inc.	2,586,364	73,194,101
Phathom Pharmaceuticals, Inc. (a)	17,162	294,328
Phibro Animal Health Corp. Class A	9,344	216,033
Pliant Therapeutics, Inc. (a)	22,633	318,446
Prestige Consumer Healthcare, Inc. (a)	22,689	1,673,314
Revance Therapeutics, Inc. (a)	46,310	273,229
Royalty Pharma PLC Class A	175,744	4,745,088
Scilex Holding Co. (a)	34,921	26,828
SIGA Technologies, Inc.	20,495	147,974
Supernus Pharmaceuticals, Inc. (a)	25,296	861,835
Tarsus Pharmaceuticals, Inc. (a)	12,098	538,240
Theravance Biopharma, Inc. (a)	15,909	131,090
Tilray Brands, Inc. (a)	380,171	623,480
Viatris, Inc.	543,535	6,305,006
WaVe Life Sciences Ltd. (a)	47,240	647,660
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Zoetis, Inc.		208,261	$37,232,902
TOTAL PHARMACEUTICALS	810,277,520
TOTAL COMMON STOCKS (Cost $2,207,189,620)			2,825,555,799
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $6,954,000)		6,954,000	6,954,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,214,143,620)	2,832,509,799
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	2,925,104
NET ASSETS – 100.0%	$2,835,434,903

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $441,800 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	58	December 2024	8,654,180	(497,180)	(497,180)
CME E-mini Russell 2000 Index Contracts (United States)	7	December 2024	773,010	(5,721)	(5,721)
Total Equity Index Contracts					$(502,901)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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